Consolidated Statements of Cash Flows - DKK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net result before tax	kr 4,682	kr 205
Reversal of financial items, net	(114)	(94)
Adjustment for non-cash transactions	182	136
Changes in operating assets and liabilities	(2,570)	700
Cash flow from operating activities before financial items	2,180	947
Interest received	77	30
Interest elements of lease payments	(3)	(4)
Interest paid	(4)	(1)
Corporate taxes paid	(97)	(140)
Net cash generated by operating activities	2,153	832
Cash flows from investing activities:
Investment in intangible assets	(203)	(36)
Marketable securities bought	(3,006)	(2,215)
Marketable securities sold	4,137	1,465
Net cash used in investing activities	928	(786)
Cash flows from financing activities:
Warrants exercised	54	38
Shares issued for cash		1
Principal elements of lease payments	(17)	(14)
Payment of withholding taxes on behalf of employees on net settled RSUs	(18)	(9)
Net cash from financing activities	19	16
Changes in cash and cash equivalents	3,100	62
Cash and cash equivalents at the beginning of the period	3,552	533
Exchange rate adjustments	(47)	(12)
Cash and cash equivalents at the end of the period	6,605	583
Cash and cash equivalents include:
Bank deposits and petty cash	3,602	kr 583
Short-term marketable securities	kr 3,003